UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:
July 26, 2007 to August 27, 2007

Commission File Number of issuing entity: 333-141145-06

Chase Mortgage Finance Trust Series 2007-S5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-141145

Chase Mortgage Finance Corporation
(Exact name of depositor as specified in its charter)

Chase Home Finance LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

86-1169040
(I.R.S. Employer Identification No.)

194 Wood Avenue South, Iselin, New Jersey	08830
(Address of principal executive offices of the issuing entity)	(Zip Code)

(732) 205-0600
(Telephone number, including area code)

No Change
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d )	Name of Exchange (If Section 12(b))
IA1			X
IA2			X
IA3			X
IA4			X
IA5			X
IA6			X
IA7			X
IA8			X
IA9			X
IA10			X
IA11			X
IA12			X
IA13			X
IA14			X
IA15			X
IA16			X
IA17			X
IA18			X
IA19			X
IA20			X
IA21			X
IA22			X
IIA1			X
IIA2			X
IIA3			X
AP			X
AP1			X
AP2			X
M			X
B1			X
B2			X
B3			X
B4			X
B5			X
AR			X
IAX			X
IIAX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒ No ☐

Part I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information

On August 27, 2007 a distribution was made to holders of Chase Mortgage Finance Trust Series 2007-S5.

The distribution report is attached as an Exhibit to this Form 10-D. Please see Item 9(a), Exhibit 99.1 for the related information.

Part II — OTHER INFORMATION

Item 9. Exhibits

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of Chase Mortgage Finance Trust Series 2007-S5, relating to the August 27, 2007 distribution.

(b) The exhibits required to be filed by registrant pursuant to Item 601 of Regulation S-K are listed above and in the Exhibit Index that immediately follows the signature page hereof.

[SIGNATURE PAGE FOLLOWS]

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Chase Mortgage Finance Corporation (Depositor)

By: /s/ Bruce J. Friedman
Bruce J. Friedman Title: Vice President

Date: September 4, 2007

EXHIBIT INDEX
Exhibit Number	Description

EX-99.1	Monthly report distributed to holders of Chase
Mortgage Finance Trust Series 2007-S5, relating to
the August 27, 2007 distribution.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Table of Contents
Distribution Report	2
Factor Report	3
Exchangeable Certificates Distribution Report	5
Exchangeable Certificates Factor Report	5
Credit Support Percentages	8
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Realized Loss Group Report	11
Certificate Interest Shortfall Detail	11
Investor Supplemental Report	12

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	181,000,000.00	180,342,946.95	706,293.05	874,663.29	1,580,956.34	0.00	0.00	179,636,653.90
IA3	8,619,509.00	8,662,606.54	0.00	0.00	0.00	0.00	43,313.03	8,705,919.57
IA5	5,000,000.00	5,000,000.00	0.00	25,291.67	25,291.67	0.00	0.00	5,000,000.00
IA6	35,800,000.00	35,800,000.00	0.00	179,000.00	179,000.00	0.00	0.00	35,800,000.00
IA7	14,202,000.00	14,202,000.00	0.00	71,010.00	71,010.00	0.00	0.00	14,202,000.00
IA8	51,500,000.00	51,500,000.00	0.00	257,500.00	257,500.00	0.00	0.00	51,500,000.00
IA9	27,923,000.00	27,923,000.00	0.00	139,615.00	139,615.00	0.00	0.00	27,923,000.00
IA10	28,575,000.00	28,575,000.00	0.00	142,875.00	142,875.00	0.00	0.00	28,575,000.00
IA11	10,000,000.00	10,000,000.00	0.00	50,000.00	50,000.00	0.00	0.00	10,000,000.00
IA12	15,000,000.00	15,000,000.00	0.00	75,000.00	75,000.00	0.00	0.00	15,000,000.00
IA16	16,000,000.00	16,000,000.00	0.00	80,000.00	80,000.00	0.00	0.00	16,000,000.00
IA17	50,000,000.00	49,854,552.70	153,428.40	249,272.76	402,701.16	0.00	0.00	49,701,124.30
IA18	9,707,099.00	9,755,634.50	0.00	0.00	0.00	0.00	48,778.17	9,804,412.67
IA20	43,246,000.00	43,246,000.00	0.00	216,230.00	216,230.00	0.00	0.00	43,246,000.00
IA21	1,754,000.00	1,754,000.00	0.00	8,770.00	8,770.00	0.00	0.00	1,754,000.00
IA22	57,000,000.00	57,000,000.00	0.00	285,000.00	285,000.00	0.00	0.00	57,000,000.00
IIA1	105,579,606.00	104,942,678.04	1,066,340.62	480,987.27	1,547,327.89	0.00	0.00	103,876,337.42
AP	2,268,244.00	2,264,948.06	3,732.24	0.00	3,732.24	0.00	0.00	2,261,215.82
M	17,225,300.00	17,203,511.93	21,961.27	84,876.23	106,837.50	0.00	0.00	17,181,550.66
B1	3,445,000.00	3,440,642.46	4,392.18	16,974.95	21,367.13	0.00	0.00	3,436,250.28
B2	1,722,600.00	1,720,421.10	2,196.22	8,487.97	10,684.19	0.00	0.00	1,718,224.88
B3	1,378,000.00	1,376,256.98	1,756.87	6,789.98	8,546.85	0.00	0.00	1,374,500.11
B4	1,033,500.00	1,032,192.74	1,317.65	5,092.49	6,410.14	0.00	0.00	1,030,875.09
B5	1,033,569.70	1,032,262.35	1,317.74	5,092.83	6,410.57	0.00	0.00	1,030,944.61
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	689,012,527.70	687,628,654.35	1,962,736.24	3,262,529.44	5,225,265.68	0.00	92,091.20	685,758,009.31
IA2	181,000,000.00	180,342,946.95	0.00	27,051.44	27,051.44	0.00	0.00	179,636,653.90
IAX	20,267,577.00	20,241,631.33	0.00	101,208.16	101,208.16	0.00	0.00	20,202,968.07
IIAX	4,978,994.00	4,941,808.41	0.00	22,649.96	22,649.96	0.00	0.00	4,842,890.68
AP1	1,967,751.00	1,965,756.21	1,814.76	0.00	1,814.76	0.00	0.00	1,963,941.45
AP2	300,493.00	299,191.85	1,917.48	0.00	1,917.48	0.00	0.00	297,274.37

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS- THRU RATE
IA1	161631AA4	996.36987265	3.90217155	4.83239387	8.73456541	992.46770111	5.820000%
IA3	161631AC0	1,004.99999942	0.00000000	0.00000000	0.00000000	1,010.02499910	6.000000%
IA5	161631AE6	1,000.00000000	0.00000000	5.05833400	5.05833400	1,000.00000000	6.070000%
IA6	161631AF3	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA7	161631AG1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA8	161631AH9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA9	161631AJ5	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA10	161631AK2	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA11	161631AL0	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA12	161631AM8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA16	161631AR7	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA17	161631AS5	997.09105400	3.06856800	4.98545520	8.05402320	994.02248600	6.000000%
IA18	161631AT3	1,005.00000052	0.00000000	0.00000000	0.00000000	1,010.02500026	6.000000%
IA20	161631AV8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA21	161631AW6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IA22	161631AX4	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%
IIA1	161631AZ9	993.96732017	10.09987308	4.55568351	14.65555659	983.86744709	5.500000%
AP	161631BD7	998.54692000	1.64543144	0.00000000	1.64543144	996.90148855	0.000000%
M	161631BF2	998.73511231	1.27494267	4.92741665	6.20235932	997.46016963	5.920389%
B1	161631BG0	998.73511176	1.27494340	4.92741655	6.20235994	997.46016836	5.920389%
B2	161631BH8	998.73510972	1.27494485	4.92741786	6.20236271	997.46016487	5.920389%
B3	161631BJ4	998.73510885	1.27494195	4.92741655	6.20235849	997.46016691	5.920389%
B4	161631BK1	998.73511369	1.27493953	4.92742138	6.20236091	997.46017417	5.920389%
B5	161631BL9	998.73511191	1.27494063	4.92741805	6.20235868	997.46017129	5.920389%
AR	161631BE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
TOTALS		997.99151206	2.84862199	4.73508000	7.58370199	995.27654686
IA2	161631AB2	996.36987265	0.00000000	0.14945547	0.14945547	992.46770111	0.180000%
IAX	161631AY2	998.71984352	0.00000000	4.99359938	4.99359938	996.81220256	6.000000%
IIAX	161631BC9	992.53150536	0.00000000	4.54910369	4.54910369	972.66449407	5.500000%
AP1	N/A	998.98625893	0.92225083	0.00000000	0.92225083	998.06400810	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
AP2	N/A	995.66994905	6.38111370	0.00000000	6.38111370	989.28883535	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA4	45,000,000.00	45,000,000.00	0.00	225,000.00	225,000.00	0.00	0.00	45,000,000.00
IA13	14,967,000.00	14,967,000.00	0.00	74,835.00	74,835.00	0.00	0.00	14,967,000.00
IA14	37,500,000.00	37,500,000.00	0.00	187,500.00	187,500.00	0.00	0.00	37,500,000.00
IA15	4,533,000.00	4,533,000.00	0.00	22,665.00	22,665.00	0.00	0.00	4,533,000.00
IA19	181,000,000.00	180,342,946.95	706,293.05	901,714.73	1,608,007.78	0.00	0.00	179,636,653.90
IIA2	87,389,000.00	86,752,072.04	1,066,340.62	397,613.66	1,463,954.28	0.00	0.00	85,685,731.42
IIA3	18,190,606.00	18,190,606.00	0.00	83,373.61	83,373.61	0.00	0.00	18,190,606.00
TOTALS	388,579,606.00	387,285,624.99	1,772,633.67	1,892,702.00	3,665,335.67	0.00	0.00	385,512,991.32

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA4	161631AD8	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	IA4
IA13	161631AN6	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	IA13
IA14	161631AP1	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	IA14
IA15	161631AQ9	1,000.00000000	0.00000000	5.00000000	5.00000000	1,000.00000000	6.000000%	IA15
IA19	161631AU0	996.36987265	3.90217155	4.98184934	8.88402088	992.46770111	6.000000%	IA19
IIA2	161631BA3	992.71157743	12.20222934	4.54992802	16.75215737	980.50934809	5.500000%	IIA2
IIA3	161631BB1	1,000.00000000	0.00000000	4.58333329	4.58333329	1,000.00000000	5.500000%	IIA3
TOTALS		996.66997189	4.56182888	4.87082176	9.43265064	992.10814301		TOTALS

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Total Scheduled Principal Amount	877,591.86
Group 1 AP Scheduled Principal Amount	1,649.03
Group 1 Non-PO Scheduled Principal Amount	434,631.20
Group 2 AP Scheduled Principal Amount	1,278.50
Group 2 Non-PO Scheduled Principal Amount	440,033.13

Total Unscheduled Principal Amounts	993,053.19
Group 1 AP Unscheduled Principal Amount	165.73
Group 1 Non-PO Unscheduled Principal Amount	349,361.68
Group 2 AP Unscheduled Principal Amount	638.97
Group 2 Non-PO Unscheduled Principal Amount	642,886.81

Group 1 One Month CPR	0.723451%
Group 2 One Month CPR	6.864631%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	687,628,655.06
Group 1 AP Beginning Principal Balance	1,965,756.34
Group 1 Beginning Principal Balance	578,278,008.57
Group 2 AP Beginning Principal Balance	299,192.42
Group 2 Beginning Principal Balance	109,350,646.49

Total Ending Principal Balance of Mortgage Loans	685,758,010.01
Group 1 AP Ending Principal Balance	1,963,941.57
Group 1 Ending Principal Balance	577,492,200.93
Group 2 AP Ending Principal Balance	297,274.95
Group 2 Ending Principal Balance	108,265,809.08

Aggregate Amount of Servicer Advances	941,680.31

Aggregate Amount of Recovered Servicer Advances	1,302,101.84

Aggregate Number of Outstanding Mortgage Loans	1,072.00

Aggregate Weighted Average Coupon	6.373090%
Group 1 Aggregate Weighted Average Coupon	6.445624%
Group 2 Aggregate Weighted Average Coupon	5.989510%

Group 1 Weighted Average Remaining Term	349
Group 2 Weighted Average Remaining Term	167

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Total Gross Interest	3,651,932.73
Group 1 Gross Interest	3,106,135.44
Group 2 Gross Interest	545,797.29

Total Servicing Fees	146,694.15
Group 1 Servicing Fees	123,366.02
Group 2 Servicing Fees	23,328.13

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	20,670,376.00
Bankruptcy Loss Amount	268,715.00
Special Hazard Loss Amount	6,890,125.00

Class A Principal Balance	661,823,366.79
Class AP Principal Balance	2,264,948.06
Non-PO Class A Group 1 Principal Balance	554,615,740.69
Non-PO Class A Group 2 Principal Balance	104,942,678.04
Class M Principal Balance	17,203,511.93
Class B Principal Balance	8,601,775.63

Class A Percentage	96.247206%
Class AP Percentage	0.329385%
Non-PO Class A Group 1 Percentage	96.235285%
Non-PO Class A Group 2 Percentage	96.232259%
Class M Percentage	2.501861%
Class B Percentage	1.250933%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Credit Support Percentages

	Original Credit Support	Current Credit Support
Class M	1.25%	1.25%
Class B1	0.75%	0.75%
Class B2	0.50%	0.50%
Class B3	0.30%	0.30%
Class B4	0.15%	0.15%

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group

Group 1
Category	Number	Principal Balance	Percentage
1 Month	16	10,891,380.60	0.0188598
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	16	10,891,380.60	0.0188598

Delinquency by Group

Group 2
Category	Number	Principal Balance	Percentage
1 Month	2	2,078,486.82	0.019198
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	2	2,078,486.82	0.019198

Delinquency Totals

Group Totals
Category	Number	Principal Balance	Percentage
1 Month	18	12,969,867.42	0.0189132
2 Month	0	0.00	0
3 Month	0	0.00	0
Total	18	12,969,867.42	0.0189132

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	577,492,200.93	0.00	0.00
2	0.00	0.00	108,265,809.08	0.00	0.00
TOTAL	0.00	0.00	685,758,010.01	0.00	0.00

Certificate Interest Shortfall Detail

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Interest Shortfalls
Class IA1	0.00	0.00	0.00
Class IA2	0.00	0.00	0.00
Class IA3	0.00	0.00	0.00
Class IA4	0.00	0.00	0.00
Class IA5	0.00	0.00	0.00
Class IA6	0.00	0.00	0.00
Class IA7	0.00	0.00	0.00
Class IA8	0.00	0.00	0.00
Class IA9	0.00	0.00	0.00
Class IA10	0.00	0.00	0.00
Class IA11	0.00	0.00	0.00
Class IA12	0.00	0.00	0.00
Class IA13	0.00	0.00	0.00
Class IA14	0.00	0.00	0.00
Class IA15	0.00	0.00	0.00
Class IA16	0.00	0.00	0.00
Class IA17	0.00	0.00	0.00
Class IA18	0.00	0.00	0.00
Class IA19	0.00	0.00	0.00
Class IA20	0.00	0.00	0.00
Class IA21	0.00	0.00	0.00
Class IA22	0.00	0.00	0.00
Class IIA1	0.00	0.00	0.00
Class IIA2	0.00	0.00	0.00
Class IIA3	0.00	0.00	0.00
Class AR	0.00	0.00	0.00
Class IAX	0.00	0.00	0.00
Class IIAX	0.00	0.00	0.00
Class M	0.00	0.00	0.00
Class B1	0.00	0.00	0.00
Class B2	0.00	0.00	0.00
Class B3	0.00	0.00	0.00
Class B4	0.00	0.00	0.00
Class B5	0.00	0.00	0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S5
August 27, 2007

Yield Maintenance Agreement Amount Received
Class IA1	0.00
Class IA5	291.67

Reserve Fund - Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	291.67
Withdrawal Total From the Reserve Fund	291.67

ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool assets?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.